Income taxes - Summary of deferred tax assets and (liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Net deferred tax asset (liability)	€ (4,932)	€ 966	€ 1,430
Deferred tax income (expense)	(4,545)	4,054
Deferred tax assets and liabilities
Deferred tax assets	16,383	27,014
Deferred tax liabilities	(21,315)	(26,048)
Deferred tax asset (liability), net	(4,932)	966	€ 1,430
Other assets and prepayments
Deferred tax assets and liabilities
Net deferred tax asset (liability)	11,001	9,986
Deferred tax income (expense)	(1,015)	(5,343)
Deferred tax assets and liabilities
Deferred tax asset (liability), net	11,001	9,986
Intangible assets
Deferred tax assets and liabilities
Net deferred tax asset (liability)	(31,261)	(24,720)
Deferred tax income (expense)	5,057	2,755
Deferred tax assets and liabilities
Deferred tax asset (liability), net	(31,261)	(24,720)
Trade and other payables
Deferred tax assets and liabilities
Net deferred tax asset (liability)	9,036	8,643
Deferred tax income (expense)	(848)	(4,331)
Deferred tax assets and liabilities
Deferred tax asset (liability), net	9,036	8,643
Tax loss carry-forward
Deferred tax assets and liabilities
Net deferred tax asset (liability)	4,843	4,612
Deferred tax income (expense)	(230)	(3,068)
Deferred tax assets and liabilities
Deferred tax asset (liability), net	4,843	4,612
Tax step-up (write-down)
Deferred tax assets and liabilities
Net deferred tax asset (liability)	7,300	10,300
Deferred tax income (expense)	3,000	5,300
Deferred tax assets and liabilities
Deferred tax asset (liability), net	7,300	10,300
Other assets non-current
Deferred tax assets and liabilities
Net deferred tax asset (liability)	(541)	(5,941)
Deferred tax income (expense)	(5,401)	822
Deferred tax assets and liabilities
Deferred tax asset (liability), net	(541)	(5,941)
Other
Deferred tax assets and liabilities
Net deferred tax asset (liability)	(5,310)	(1,914)
Deferred tax income (expense)	3,982	(189)
Deferred tax assets and liabilities
Deferred tax asset (liability), net	€ (5,310)	€ (1,914)